Bank borrowings - Borrowing detail by maturity - (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Borrowings [abstract]
Maturity of bank borrowings	$ 77,833
Not later than one year
Borrowings [abstract]
Maturity of bank borrowings	62,059
Later than three years and not later than four years
Borrowings [abstract]
Maturity of bank borrowings	2,544
Later than seven years and not later than ten years
Borrowings [abstract]
Maturity of bank borrowings	13,230
Receivable Factoring Facility
Borrowings [abstract]
Maturity of bank borrowings	60,976
Receivable Factoring Facility | Not later than one year
Borrowings [abstract]
Maturity of bank borrowings	60,976
Other Loans
Borrowings [abstract]
Maturity of bank borrowings	16,857
Other Loans | Not later than one year
Borrowings [abstract]
Maturity of bank borrowings	1,083
Other Loans | Later than three years and not later than four years
Borrowings [abstract]
Maturity of bank borrowings	2,544
Other Loans | Later than seven years and not later than ten years
Borrowings [abstract]
Maturity of bank borrowings	$ 13,230